United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Six months ended 5/31/10

Item 1.                      Reports to Stockholders

Federated InterContinental Fund

Successor to the Rochdale Atlas Portfolio Established 1998

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,		Period Ended 11/30/2007[1,2]	Year Ended December 31,
		2009	2008		2006	2005	2004
Net Asset Value, Beginning of Period	$43.37	$31.59	$70.32	$56.98	$43.69	$36.32	$29.77
Income From Investment Operations:
Net investment income	0.35[3]	0.41[3]	1.34[3]	0.93[3]	0.72	0.38	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.92)	13.22	(37.24)	12.41	13.78	7.27	6.75
TOTAL FROM INVESTMENT OPERATIONS	(3.57)	13.63	(35.90)	13.34	14.50	7.65	6.80
Less Distributions:
Distributions from net investment income	(0.97)	(1.87)	(0.47)	—	(0.65)	(0.28)	(0.25)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(2.36)	—	(0.57)	—	—
TOTAL DISTRIBUTIONS	(0.97)	(1.87)	(2.83)	—	(1.22)	(0.28)	(0.25)
Redemption Fees	0.00[4]	0.00[4]	0.00[4]	0.00[4]	0.01	0.00[4]	—
Regulatory Settlement Proceeds	0.01[5]	0.02[5]	—	—	—	—	—
Net Asset Value, End of Period	$38.84	$43.37	$31.59	$70.32	$56.98	$43.69	$36.32
Total Return[6]	(8.44)%[5]	45.34%[5]	(53.15)%	23.41%	33.26%	21.07%	22.96%
Ratios to Average Net Assets:
Net expenses	1.48%[7]	1.50%	1.50%	1.63%[7]	1.70%	1.65%	1.73%
Net investment income	1.63%[7]	1.17%	2.45%	1.45%[7]	1.38%	1.15%	1.20%
Expense waiver/reimbursement[8]	0.11%[7]	0.13%	0.08%	0.06%[7]	—	—	—
Supplemental Data:
Net assets, end of period (000 omitted)	$438,340	$467,912	$382,447	$519,855	$273,595	$135,097	$59,184
Portfolio turnover	29%	121%	65%	28%	56%	39%	77%

Semi-Annual Shareholder Report

1	The Fund changed its fiscal year end from December 31 to November 30.
2	Beginning with the period ended November 30, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	During the six months ended May 31, 2010 and the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% and 0.07%, respectively, on the total returns.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,		Period Ended 11/30/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$43.19	$31.32	$70.20	$65.15
Income From Investment Operations:
Net investment income (loss)	0.16[2]	0.17[2]	1.02[2]	(0.10)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.89)	13.14	(37.14)	5.15
TOTAL FROM INVESTMENT OPERATIONS	(3.73)	13.31	(36.12)	5.05
Less Distributions:
Distributions from net investment income	(0.66)	(1.46)	(0.40)	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	(0.66)	(1.46)	(2.76)	—
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	0.00[3,4]	0.02[5]	—	—
Net Asset Value, End of Period	$38.80	$43.19	$31.32	$70.20
Total Return[6]	(8.80)%	44.21%[5]	(53.51)%	7.75%
Ratios to Average Net Assets:
Net expenses	2.27%[7]	2.29%	2.29%	2.30%[7]
Net investment income (loss)	0.73%[7]	0.49%	1.89%	(0.53)%[7]
Expense waiver/reimbursement[8]	0.19%[7]	0.19%	0.12%	0.21%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$16,768	$20,886	$17,344	$11,299
Portfolio turnover	29%	121%	65%	28%[9]
1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the six months ended May 31, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
5	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,		Period Ended 11/30/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$43.09	$31.31	$70.19	$65.15
Income From Investment Operations:
Net investment income (loss)	0.17[2]	0.18[2]	1.01[2]	(0.09)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.88)	13.10	(37.11)	5.13
TOTAL FROM INVESTMENT OPERATIONS	(3.71)	13.28	(36.10)	5.04
Less Distributions:
Distributions from net investment income	(0.66)	(1.52)	(0.42)	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	(0.66)	(1.52)	(2.78)	—
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	0.00[3,4]	0.02[5]	—	—
Net Asset Value, End of Period	$38.72	$43.09	$31.31	$70.19
Total Return[6]	(8.76)%	44.20%[5]	(53.51)%	7.74%
Ratios to Average Net Assets:
Net expenses	2.24%[7]	2.27%	2.28%	2.29%[7]
Net investment income (loss)	0.80%[7]	0.51%	1.89%	(0.47)%[7]
Expense waiver/reimbursement[8]	0.11%[7]	0.11%	0.10%	0.23%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$59,892	$69,582	$59,407	$29,920
Portfolio turnover	29%	121%	65%	28%[9]
1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the six months ended May 31, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
5	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,		Period Ended 11/30/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$42.91	$31.45	$70.24	$65.15
Income From Investment Operations:
Net investment income (loss)	0.51[2]	(0.09)[2]	0.73[2]	(0.07)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.11)	13.47	(36.77)	5.16
TOTAL FROM INVESTMENT OPERATIONS	(3.60)	13.38	(36.04)	5.09
Less Distributions:
Distributions from net investment income	(0.94)	(1.92)	(0.39)	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	(0.94)	(1.92)	(2.75)	—
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	0.00[3,4]	0.00[3,4]	—	—
Net Asset Value, End of Period	$38.37	$42.91	$31.45	$70.24
Total Return[5]	(8.62)%	44.73%	(53.35)%	7.81%
Ratios to Average Net Assets:
Net expenses	1.91%[6]	1.91%	1.95%	1.95%[6]
Net investment income (loss)	2.46%[6]	(0.22)%	2.08%	(0.40)%[6]
Expense waiver/reimbursement[7]	0.11%[6]	0.07%	0.08%	0.17%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,709	$5,262	$231	$22
Portfolio turnover	29%	121%	65%	28%[8]
1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the six months ended May 31, 2010 and the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total returns.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$915.60	$7.07
Class B Shares	$1,000	$912.00	$10.82
Class C Shares	$1,000	$912.40	$10.68
Class K Shares	$1,000	$913.80	$9.11
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.55	$7.44
Class B Shares	$1,000	$1,013.61	$11.40
Class C Shares	$1,000	$1,013.76	$11.25
Class K Shares	$1,000	$1,015.41	$9.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.48%
Class B Shares	2.27%
Class C Shares	2.24%
Class K Shares	1.91%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
Norway	11.0%
Germany	10.9%
South Korea	10.9%
Italy	9.5%
Denmark	8.3%
Mexico	8.1%
Brazil	8.0%
China	7.2%
Chile	4.7%
United Kingdom	4.6%
Switzerland	4.0%
Taiwan	2.9%
Czech Republic	2.7%
Austria	2.2%
Other[2]	3.4%
Securities Lending Collateral[3]	13.4%
Derivative Contracts[4]	1.0%
Other Assets and Liabilities — Net[5]	(12.8)%
TOTAL	100.0%

1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other includes exchange-traded funds and warrants.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2010, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	17.9%
Energy	11.6%
Materials	11.4%
Industrials	11.3%
Consumer Discretionary	8.9%
Consumer Staples	8.5%
Telecommunication Services	7.4%
Information Technology	7.3%
Health Care	6.1%
Utilities	4.6%
Other[2]	3.4%
Securities Lending Collateral[3]	13.4%
Derivative Contracts[4]	1.0%
Other Assets and Liabilities — Net[5]	(12.8)%
TOTAL	100.0%
6	Except for Other, Securities Lending Collateral, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 95.0%
		Austria – 2.2%
186,854	[1]	Erste Group Bank AG	6,668,172
45,000	[1]	OMV AG	1,479,222
37,000	[1]	Raiffeisen International Bank	1,583,581
144,831		Vienna Insurance Group	6,036,519
		TOTAL	15,767,494
		Brazil – 8.0%
215,910		Banco Bradesco SA, ADR	3,527,969
149,000		Banco Do Brasil SA	2,126,284
99,000		Banco Santander Brasil SA, ADR	1,031,580
48,300		Companhia de Bebidas das Americas (AmBev), ADR	4,653,222
80,300	[1,2]	Companhia de Saneamento Basico do Estado de Sao Paulo, Class ADR	3,036,946
235,515	[1,2]	Companhia Energetica de Minas Gerais, ADR	3,384,350
282,600		Companhia Siderurgica Nacional SA, ADR	4,261,608
86,400		Fertilizantes Fosfatados SA	719,107
86,477	[1]	Fibria Celulose SA, ADR	1,380,173
259,393		Itau Unibanco Holding SA, ADR	4,775,425
178,000		Petroleo Brasileiro SA, ADR, Common	5,512,660
162,380		Petroleo Brasileiro SA, ADR, Preference	5,783,976
34,100		Souza Cruz SA	1,258,368
83,600		Tele Norte Leste Participacoes SA, ADR	1,291,620
512,720	[1]	Vale SA, ADR	13,940,857
		TOTAL	56,684,145
		Chile – 4.7%
135,400	[1]	Banco Santander Chile SA, ADR	8,404,278
50,600		Cap SA	1,537,820
875,000		Cencosud SA	3,683,341
3,000,000	[2]	Colbun SA	719,207
59,180		Empresa Nacional Electricidad SA, ADR	2,646,530
49,700		Empresas CMPC SA	2,148,429
210,000		Empresas Copec SA	3,300,934
191,100		Enersis SA, ADR	3,602,235
115,000		Lan Airlines SA	2,160,198
240,000		S.A.C.I. Falabella	1,508,636
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
86,600		Sociedad Quimica Y Minera de Chile, ADR	2,905,430
250,000		Vina Concha Y Toro SA	514,394
		TOTAL	33,131,432
		China – 7.2%
2,837,600		Bank of China Ltd.	1,410,963
360,000		Beijing Enterprises	2,275,469
1,700,000		Belle International Holdings	2,288,616
3,039,200		CNOOC Ltd.	4,765,143
2,460,100		China CITIC Bank	1,448,837
3,500,000		China Construction Bank	2,801,732
980,000		China Life Insurance Co. Ltd.	4,264,046
481,500		China Mobile Ltd.	4,490,191
1,800,000		China Oilfield Services Ltd.	2,239,541
2,120,000		Dongfeng Motor Corp.	2,463,229
3,220,000		Industrial & Commercial Bank of China	2,368,675
3,500,000		Jiangsu Expressway, Class H	3,174,651
365,000		Kingboard Chemical Holdings Ltd.	1,707,492
556,000		Li Ning Co. Ltd.	1,922,878
3,018,700		PetroChina Co. Ltd.	3,244,975
230,000		Ping An Insurance (Group) Co. of China Ltd.	1,863,189
185,500		Tencent Holdings Ltd.	3,531,054
1,030,000		Yanzhou Coal Mining Co. Ltd., Class H	2,403,968
2,760,000		Zhejiang Expressway Co. Ltd.	2,522,331
		TOTAL	51,186,980
		Czech Republic – 2.7%
131,200		CEZ AS	5,479,135
143,745	[2]	Central European Media Enterprises Ltd., Class A	3,748,413
34,100		Komercni Banka AS	5,849,493
191,800		Telefonica 02 Czech Republic	3,718,509
		TOTAL	18,795,550
		Denmark – 8.3%
49,030		Bang & Olufsen A/S, Class B	449,591
54,500		Carlsberg A/S, Class B	4,116,204
22,300		Coloplast AS, Class B	2,280,636
50,000		D/S Norden A/S	1,904,086
267,600		DSV, De Sammensluttede Vognmad AS	3,955,676
908		A P Moller-Maersk A/S	6,742,337
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
192,037	[1]	Torm	1,490,188
111,300		Danisco A/S	6,534,928
272,300		Danske Bank A/S	5,477,006
17,000		FLSmidth & Co. A/S	1,054,823
166,700	[1]	H. Lundbeck AS	2,436,592
47,800	[1]	NKT Holding A/S	2,179,760
198,200		Novo Nordisk, Class B	15,237,918
17,300		Novozymes A/S, Class B	1,835,763
120,500		Sydbank AS	2,762,116
		TOTAL	58,457,624
		Germany – 10.9%
82,100		Allianz SE	8,197,420
125,000		BASF SE	6,552,969
50,000		Bayer AG	2,792,751
120,000	[1]	Commerzbank AG, Frankfurt	853,593
25,000		Continental AG	1,164,215
43,000		Daimler AG	2,119,611
46,700	[1]	Deutsche Bank AG	2,769,390
137,000		Deutsche Lufthansa AG	1,815,244
495,000		Deutsche Telekom AG, Class REG	5,548,940
82,000		E.On AG	2,497,341
33,500	[1]	Fresenius SE	2,113,425
77,500		GEA Group AG	1,540,068
64,600		Hochtief AG	4,132,901
23,000		Linde AG	2,350,323
30,000		MAN SE	2,546,723
80,500		Metro AG	4,212,907
15,809		Puma AG Rudolf Dassler Sport	4,449,721
26,000		RWE AG	1,868,629
16,000		SAP AG	679,236
116,400		Siemens AG	10,460,734
47,500		Stada Arzneimittel AG	1,698,056
14,000		Vossloh AG	1,220,530
14,200	[1]	Wacker Chemie AG	1,758,263
64,200		Wincor Nixdorf AG	3,834,771
		TOTAL	77,177,761
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Italy – 9.5%
2,340,000		A2A SpA	3,440,282
74,100	[1]	Ansaldo STS SpA	1,118,479
41,000	[1]	Assicurazioni Generali SpA	743,837
473,000		Credito Emiliano SpA	2,585,468
566,000	[1]	Davide Campari — Milano SpA	2,831,259
244,200		ENI SpA	4,585,732
537,700		Enel SpA	2,462,924
235,000		Fiat SpA	2,512,790
2,130,000	[1]	Intesa Sanpaolo SpA	5,566,267
1,003,029		Maire Tecnimont SpA	3,529,479
1,410,000	[1]	Mediaset SpA	8,740,870
262,350	[1]	Mediobanca SpA	1,976,630
2,710,000		Piaggio & C. SpA	8,022,424
215,500		Prysmian SpA	3,271,221
3,340,000	[1]	Telecom Italia SpA	3,959,668
5,628,250		Unicredito Italiano SpA	11,785,485
		TOTAL	67,132,815
		Mexico – 8.1%
338,000		America Movil SAB de CV, Class L, ADR	16,000,920
327,800		Cemex SA de CV, ADR	3,550,074
49,500		Fomento Economico Mexicano, SA de CV, ADR	2,087,910
49,900	[1]	Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	2,553,383
303,800		Grupo Bimbo SA de CV, Class A	2,162,780
590,000		Grupo Carso SA de CV	1,963,166
27,700		Grupo Elektra SA de CV	1,114,602
1,130,000		Grupo Financiero Banorte SA de CV	4,346,692
485,000		Grupo Modelo SA de CV, Class C	2,645,864
294,000	[1]	Grupo Televisa SA, GDR	5,465,460
84,000		Industrias Penoles SA	1,579,509
1,775,000		Nuevo Grupo Mexico SA, Class B	4,213,960
114,500	[1]	Telefonos de Mexico, Class L, ADR	1,611,015
3,630,000		Wal-Mart de Mexico SAB de CV	8,103,807
		TOTAL	57,399,142
		Norway – 11.0%
442,200		Acergy SA	6,690,836
123,000		Aker Solutions ASA	1,737,421
230,000		Atea ASA	1,575,880
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
693,866		Den Norske Bank A/S	6,924,870
184,300	[1]	Fred Olsen Energy ASA	5,395,038
227,200	[1]	Frontline Ltd.	7,494,507
2,178,600	[1]	Golden Ocean Group Ltd.	3,370,786
501,600		Norsk Hydro ASA	3,031,176
170,000	[2]	Petroleum Geo-Services ASA	1,718,596
887,443	[1]	Statoil ASA	17,779,947
148,000	[1,2]	Subsea 7 Inc.	2,328,827
306,600	[2]	TGS Nopec Geophysical Co. ASA	4,153,436
703,400	[1]	Telenor ASA	8,661,636
221,500	[1]	Yara International ASA	6,554,638
		TOTAL	77,417,594
		South Korea – 10.9%
115,400		Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,703,744
70,000		Dongkuk Steel Mill	1,188,051
47,000		Hana Financial Holdings	1,181,637
79,700		Hanwha Chemical	1,050,334
24,200		Hanwha Corp.	676,725
11,200		Hyundai Heavy	1,994,900
49,300		Hyundai Motor Co.	5,626,331
15,800		Inchon Iron & Steel	1,152,831
60,000		Industrial Bank of Korea	663,785
70,000		KB Financial Group, Inc.	2,862,400
202,900		KT Corp., ADR	3,775,969
95,000		Korea Electric Power Corp.	2,580,950
5,129		LG Chemical Ltd.	1,149,370
20,000		LG Corp.	1,112,926
66,400		LG Display Co. Ltd.	2,402,081
59,900		LG Electronics, Inc.	5,074,512
14,500		LG Engineering & Construction Co. Ltd.	869,398
65,750		POSCO, ADR	6,336,328
58,000		Pusan Bank	506,784
21,000		SK Energy Co. Ltd.	1,873,161
140,000		STX Pan Ocean Co. Ltd.	1,315,838
55,800		Samsung Electro-Mechanics Co.	6,454,063
25,750		Samsung Electronics Co.	16,644,180
30,600		Samsung SDI Co. Ltd.	4,009,430
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
55,000		Shinhan Financial Group Co. Ltd.	1,939,854
70,700		Woongjin Coway Co. Ltd.	2,086,714
74,000		Woori Finance Holdings Co. Ltd.	948,297
		TOTAL	77,180,593
		Switzerland – 4.0%
293,819		Nestle SA	13,264,477
175,880		Novartis AG	7,963,107
53,662		Roche Holding AG	7,357,980
		TOTAL	28,585,564
		Taiwan, Province of China – 2.9%
69,000	[3]	Asustek Computer, Inc.	436,902
1,000,000		Far Eastern Textile Ltd.	979,438
750,000		Formosa Chem&Fibre	1,646,506
435,000		Formosa Petrochemical Corp.	1,022,239
860,000		Formosa Plastic Corp.	1,722,198
1,580,000		Gigabyte Technology Co. Ltd.	1,603,413
2,660,000		Inventec Co. Ltd.	1,431,151
2,620,000		Mega Financial Holding Co. Ltd.	1,370,184
2,000,000		Micro-Star International Co.	1,054,428
1,100,000		Nan Ya Plastic	1,782,437
185,715	[2],3	Pegatron Corp.	225,668
1,760,000		Pou Chen Corp.	1,329,619
1,540,000		Siliconware Precision Industries Co.	1,644,017
875,000		Taiwan Semiconductor Manufacturing Co.	1,597,983
4,200,000		United Microelectronics Corp.	1,870,707
1,927,000		Vanguard International Semiconductor Corp.	732,251
		TOTAL	20,449,141
		United Kingdom – 4.6%
55,000	[2]	Anglo American PLC	2,109,139
150,000		Associated British Foods PLC	2,071,672
315,000		BAE Systems PLC	1,467,970
80,000		BHP Billiton PLC	2,200,602
995,400		HSBC Holdings PLC	9,117,213
100,000		IMI PLC	944,112
100,000		InterContinental Hotels Group PLC	1,577,002
30,000		Rio Tinto PLC	1,382,629
135,000		Smith & Nephew PLC	1,221,594
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
90,000		Smiths Group PLC	1,343,521
614,372		Stagecoach Group PLC	1,632,208
40,000		Standard Chartered PLC	952,598
1,550,000		Vodafone Group PLC	3,103,777
80,000		Whitbread PLC	1,596,752
462,000		William Morrison Supermarkets	1,762,162
		TOTAL	32,482,951
		TOTAL COMMON STOCKS (IDENTIFIED COST $659,110,568)	671,848,786
		Warrants – 0.0%
36,500	[2]	Kingboard Chemical Holdings Ltd., Warrants	15,936
107,000	[2]	Mediobanca Spa, Warrants	823
		TOTAL WARRANTS (IDENTIFIED COST $0)	16,759
		EXCHANGE-TRADED FUNDS – 3.4%
9,419,450		iShares FTSE/Xinhua A50 China Index ETF	14,659,122
164,285	[1]	iShares MSCI Chile Investable Market Index Fund	9,103,032
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $22,092,237)	23,762,154
		REPURCHASE AGREEMENT – 13.4%
$94,813,000		Interest in $8,408,795,000 joint repurchase agreement 0.21%, dated 5/28/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,408,991,205 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/16/2040 and the market value of those underlying securities was $8,638,261,984 (purchased with proceeds from securities lending collateral). (AT COST)	94,813,000
		TOTAL INVESTMENTS — 111.8% (IDENTIFIED COST $776,015,805)[4]	790,440,699
		OTHER ASSETS AND LIABILITIES - NET — (11.8)%[5]	(83,591,307)
		TOTAL NET ASSETS — 100%	$706,849,392
Semi-Annual Shareholder Report

At May 31, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/1/2010	648,286 Euro	$803,162	$(7,617)
8/31/2010	20,100,000 Euro	$26,677,725	$(1,986,883)
8/31/2010	50,566,700 Euro	$67,165,219	$(5,049,079)
8/31/2010	108,808,640 Swedish Krona	$15,002,565	$(1,133,712)
8/31/2010	108,808,640 Swedish Krona	$15,013,265	$(1,144,412)
Contracts Sold:
6/1/2010	1,691,322 Danish Krone	$281,512	$2,551
6/1/2010	5,481,678 Danish Krone	$901,369	$(2,758)
6/2/2010	1,248,622 Danish Krone	$206,503	$560
6/3/2010	1,949,074 Pound Sterling	$2,819,530	$876
8/31/2010	16,296,700 Euro	$22,999,154	$2,206,393
8/31/2010	20,100,000 Euro	$26,907,066	$2,216,224
8/31/2010	20,100,000 Euro	$26,677,725	$1,986,883
8/31/2010	33,640,000 Euro	$44,990,674	$3,667,294
8/31/2010	50,566,700 Euro	$67,165,219	$5,049,079
8/31/2010	108,808,640 Swedish Krona	$15,013,265	$1,144,412
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$6,949,811

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Non-income producing security.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$157,327,016	$513,859,200	$662,570	$671,848,786
Warrants	15,936	823	—	16,759
Exchange-Traded Funds	9,103,032	14,659,122	—	23,762,154
Repurchase Agreement	—	94,813,000	—	94,813,000
TOTAL SECURITIES	$166,445,984	$623,332,145	$662,570	$790,440,699
OTHER FINANCIAL INSTRUMENTS*	$(6,388)	$6,956,199	$ —	$6,949,811
*	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Equity Securities
Balance as of December 1, 2009	$2,510,058
Realized gain/loss	62,114
Change in unrealized appreciation/depreciation	(491,754)
Net purchases (sales)	(1,417,848)
Balance as of May 31, 2010	$662,570
The total change in unrealized appreciation (depreciation) attributable to investments still held at May 31, 2010.	$(71,232)

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $89,791,442 of securities loaned (identified cost $776,015,805)		$790,440,699
Cash denominated in foreign currencies (identified cost $10,472,954)		10,430,953
Income receivable		3,990,136
Receivable for investments sold		2,060,609
Receivable for shares sold		1,779,350
Receivable for foreign exchange contracts		16,274,272
Other assets		28,155
TOTAL ASSETS		825,004,174
Liabilities:
Payable for investments purchased	$10,284,723
Payable for shares redeemed	1,241,776
Payable for foreign exchange contracts	9,324,461
Bank overdraft	1,985,804
Payable for collateral due to broker for securities lending	94,813,000
Payable for Directors'/Trustees' fees	1,794
Payable for distribution services fee (Note 5)	61,188
Payable for shareholder services fee (Note 5)	118,753
Accrued expenses	323,283
TOTAL LIABILITIES		118,154,782
Net assets for 18,210,742 shares outstanding		$706,849,392
Net Assets Consist of:
Paid-in capital		$1,098,622,851
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		21,222,708
Accumulated net realized loss on investments and foreign currency transactions		(410,542,084)
Distributions in excess of net investment income		(2,454,083)
TOTAL NET ASSETS		$706,849,392
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($438,339,584 ÷ 11,285,673 shares outstanding), no par value, unlimited shares authorized	$38.84
Offering price per share (100/94.50 of $38.84)	$41.10
Redemption proceeds per share (98.00/100 of $38.84)	$38.06
Class B Shares:
Net asset value per share ($16,768,327 ÷ 432,189 shares outstanding), no par value, unlimited shares authorized	$38.80
Offering price per share	$38.80
Redemption proceeds per share (92.50/100 of $38.80)	$35.89
Class C Shares:
Net asset value per share ($59,892,083 ÷ 1,546,991 shares outstanding), no par value, unlimited shares authorized	$38.72
Offering price per share	$38.72
Redemption proceeds per share (97.00/100 of $38.72)	$37.56
Institutional Shares:
Net asset value per share ($169,140,103 ÷ 4,353,983 shares outstanding), no par value, unlimited shares authorized	$38.85
Offering price per share	$38.85
Redemption proceeds per share (98.00/100 of $38.85)	$38.07
Class K Shares:
Net asset value per share ($22,709,295 ÷ 591,906 shares outstanding), no par value, unlimited shares authorized	$38.37
Offering price per share	$38.37
Redemption proceeds per share (98.00/100 of $38.37)	$37.60

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Dividends (including $4,329 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,772,781)		$11,203,442
Interest (including income on securities loaned of $208,012)		223,148
TOTAL INCOME		11,426,590
Expenses:
Investment adviser fee (Note 5)	$3,598,744
Administrative personnel and services fee (Note 5)	280,417
Custodian fees	290,335
Transfer and dividend disbursing agent fees and expenses — Class A Shares	329,394
Transfer and dividend disbursing agent fees and expenses — Class B Shares	26,287
Transfer and dividend disbursing agent fees and expenses — Class C Shares	51,384
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	51,970
Transfer and dividend disbursing agent fees and expenses — Class K Shares	22,491
Auditing fees	12,216
Legal fees	3,877
Portfolio accounting fees	44,608
Distribution services fee — Class B Shares (Note 5)	74,952
Distribution services fee — Class C Shares (Note 5)	255,949
Distribution services fee — Class K Shares (Note 5)	36,120
Shareholder services fee — Class A Shares (Note 5)	589,178
Shareholder services fee — Class B Shares (Note 5)	24,984
Shareholder services fee — Class C Shares (Note 5)	85,316
Account administration fee — Class A Shares	5,681
Share registration costs	42,155
Printing and postage	44,274
Insurance premiums	2,905
Miscellaneous	1,270
TOTAL EXPENSES	5,874,507
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(372,190)
Waiver of administrative personnel and services fee	(6,552)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(1,514)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares	(8,170)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(6,410)
TOTAL WAIVERS AND REIMBURSEMENTS		$(394,836)
Net expenses			$5,479,671
Net investment income			5,946,919
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			27,196,492
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(96,446,227)
Net realized and unrealized loss on investments and foreign currency transactions			(69,249,735)
Change in net assets resulting from operations			$(63,302,816)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,946,919	$6,371,894
Net realized gain (loss) on investments and foreign currency transactions	27,196,492	(238,064,230)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(96,446,227)	436,414,780
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(63,302,816)	204,722,444
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,589,846)	(21,080,579)
Class B Shares	(317,293)	(792,905)
Class C Shares	(1,079,965)	(2,864,185)
Institutional Shares	(3,320,073)	(5,632,429)
Class K Shares	(119,709)	(14,097)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,426,886)	(30,384,195)
Share Transactions:
Proceeds from sale of shares	196,757,250	204,726,052
Net asset value of shares issued to shareholders in payment of distributions declared	11,800,228	22,454,486
Cost of shares redeemed	(120,335,983)	(249,504,020)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	88,221,495	(22,323,482)
Redemption Fees	5,299	31,055
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	33,145	325,322
Change in net assets	9,530,237	152,371,144
Net Assets:
Beginning of period	697,319,155	544,948,011
End of period (including undistributed (distributions in excess of) net investment income of $(2,454,083) and $7,025,884, respectively)	$706,849,392	$697,319,155

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in Semi-Annual Shareholder Report transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$89,791,442	$94,813,000

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$16,274,272	Payable for foreign exchange contracts	$9,324,461

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(56,381)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$3,444,268

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,194,742	$93,472,765	3,820,782	$139,658,423
Shares issued to shareholders in payment of distributions declared	224,368	9,674,750	580,687	18,506,501
Shares redeemed	(1,923,390)	(81,553,209)	(5,719,151)	(184,148,240)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	495,720	$21,594,306	(1,317,682)	$(25,983,316)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	36,476	$1,574,146	78,149	$2,806,300
Shares issued to shareholders in payment of distributions declared	6,411	277,062	21,519	687,748
Shares redeemed	(94,341)	(3,969,411)	(169,805)	(5,678,959)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(51,454)	$(2,118,203)	(70,137)	$(2,184,911)
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	207,825	$8,888,579	461,611	$15,710,774
Shares issued to shareholders in payment of distributions declared	21,303	918,584	71,040	2,265,479
Shares redeemed	(296,820)	(12,538,004)	(815,500)	(27,278,265)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(67,692)	$(2,730,841)	(282,849)	$(9,302,012)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,747,128	$71,527,595	1,319,466	$42,320,293
Shares issued to shareholders in payment of distributions declared	18,810	810,124	30,829	980,660
Shares redeemed	(490,951)	(20,665,531)	(970,979)	(32,079,867)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,274,987	$51,672,188	379,316	$11,221,086
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	505,052	$21,294,165	123,127	$4,230,262
Shares issued to shareholders in payment of distributions declared	2,805	119,708	445	14,098
Shares redeemed	(38,594)	(1,609,828)	(8,269)	(318,689)
NET CHANGE RESULTING FROM CLASS K TRANSACTIONS	469,263	$19,804,045	115,303	$3,925,671
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,120,824	$88,221,495	(1,176,049)	$(22,323,482)

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2010, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Semi-Annual Shareholder Report

Institutional Shares and Class K Shares amounted to $3,533, $150, $510, $1,023 and $83, respectively. For the year ended November 30, 2009, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares amounted to $20,856, $1,014, $3,486, $5,641 and $58, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $776,015,805. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $14,424,894. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $65,353,906 and net unrealized depreciation from investments for those securities having an excess of cost over value of $50,929,012.

At November 30, 2009, the Fund had a capital loss carryforward of $437,738,576 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$187,255,931
2017	$250,482,645

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser voluntarily waived $348,869 of its fee and an affiliate of the Adviser reimbursed $16,094 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,552 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $28,436 of fees paid by the Fund. For the six months ended May 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $10,296 in sales charges from the sale of Class A Shares. FSC also retained $215 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,834 of Service Fees for the six months ended May 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.48%, 2.27%, 2.27%, 1.20% and 1.93% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended May 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and
$1,728,225, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $23,321. Transactions with the affiliated company during the six months ended May 31, 2010, were as follows:

Affiliate	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	35,499,520	87,799,220	123,298,740	—	$ —	$4,329

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$296,128,291
Sales	$202,063,420

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

The Fund received $33,145 for the six months ended May 31, 2010 and $325,322 for the year ended November 30, 2009 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlements are recorded as an increase to paid-in capital in the accompanying financial statements.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated InterContinental Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172511
Cusip 314172495
Cusip 314172487
Cusip 314172479

38765 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated InterContinental Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,		Period Ended 11/30/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$43.42	$31.68	$70.36	$65.15
Income From Investment Operations:
Net investment income	0.46[2]	0.57[2]	1.67[2]	0.12[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.95)	13.18	(37.46)	5.09
TOTAL FROM INVESTMENT OPERATIONS	(3.49)	13.75	(35.79)	5.21
Less Distributions:
Distributions from net investment income	(1.08)	(2.03)	(0.53)	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	(1.08)	(2.03)	(2.89)	—
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	0.00[3,4]	0.02[5]	—	—
Net Asset Value, End of Period	$38.85	$43.42	$31.68	$70.36
Total Return[6]	(8.28)%	45.80%[5]	(53.00)%	8.00%
Ratios to Average Net Assets:
Net expenses	1.16%[7]	1.18%	1.20%	1.20%[7]
Net investment income	2.18%[7]	1.62%	3.12%	0.64%[7]
Expense waiver/reimbursement[8]	0.12%[7]	0.11%	0.08%	0.23%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$169,140	$133,677	$85,520	$29,062
Portfolio turnover	29%	121%	65%	28%[9]
1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the six months ended May 31, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
5	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$917.20	$5.54
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.15	$5.84
1	Expenses are equal to the Fund's annualized net expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
Norway	11.0%
Germany	10.9%
South Korea	10.9%
Italy	9.5%
Denmark	8.3%
Mexico	8.1%
Brazil	8.0%
China	7.2%
Chile	4.7%
United Kingdom	4.6%
Switzerland	4.0%
Taiwan	2.9%
Czech Republic	2.7%
Austria	2.2%
Other[2]	3.4%
Securities Lending Collateral[3]	13.4%
Derivative Contracts[4]	1.0%
Other Assets and Liabilities — Net[5]	(12.8)%
TOTAL	100.0%

1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other includes exchange-traded funds and warrants.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

At May 31, 2010, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	17.9%
Energy	11.6%
Materials	11.4%
Industrials	11.3%
Consumer Discretionary	8.9%
Consumer Staples	8.5%
Telecommunication Services	7.4%
Information Technology	7.3%
Health Care	6.1%
Utilities	4.6%
Other[2]	3.4%
Securities Lending Collateral[3]	13.4%
Derivative Contracts[4]	1.0%
Other Assets and Liabilities — Net[5]	(12.8)%
TOTAL	100.0%
6	Except for Other, Securities Lending Collateral, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
5

Portfolio of Investments

May 31, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 95.0%
		Austria – 2.2%
186,854	[1]	Erste Group Bank AG	6,668,172
45,000	[1]	OMV AG	1,479,222
37,000	[1]	Raiffeisen International Bank	1,583,581
144,831		Vienna Insurance Group	6,036,519
		TOTAL	15,767,494
		Brazil – 8.0%
215,910		Banco Bradesco SA, ADR	3,527,969
149,000		Banco Do Brasil SA	2,126,284
99,000		Banco Santander Brasil SA, ADR	1,031,580
48,300		Companhia de Bebidas das Americas (AmBev), ADR	4,653,222
80,300	[1,2]	Companhia de Saneamento Basico do Estado de Sao Paulo, Class ADR	3,036,946
235,515	[1,2]	Companhia Energetica de Minas Gerais, ADR	3,384,350
282,600		Companhia Siderurgica Nacional SA, ADR	4,261,608
86,400		Fertilizantes Fosfatados SA	719,107
86,477	[1]	Fibria Celulose SA, ADR	1,380,173
259,393		Itau Unibanco Holding SA, ADR	4,775,425
178,000		Petroleo Brasileiro SA, ADR, Common	5,512,660
162,380		Petroleo Brasileiro SA, ADR, Preference	5,783,976
34,100		Souza Cruz SA	1,258,368
83,600		Tele Norte Leste Participacoes SA, ADR	1,291,620
512,720	[1]	Vale SA, ADR	13,940,857
		TOTAL	56,684,145
		Chile – 4.7%
135,400	[1]	Banco Santander Chile SA, ADR	8,404,278
50,600		Cap SA	1,537,820
875,000		Cencosud SA	3,683,341
3,000,000	[2]	Colbun SA	719,207
59,180		Empresa Nacional Electricidad SA, ADR	2,646,530
49,700		Empresas CMPC SA	2,148,429
210,000		Empresas Copec SA	3,300,934
191,100		Enersis SA, ADR	3,602,235
115,000		Lan Airlines SA	2,160,198
240,000		S.A.C.I. Falabella	1,508,636
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value in U.S. Dollars
86,600		Sociedad Quimica Y Minera de Chile, ADR	2,905,430
250,000		Vina Concha Y Toro SA	514,394
		TOTAL	33,131,432
		China – 7.2%
2,837,600		Bank of China Ltd.	1,410,963
360,000		Beijing Enterprises	2,275,469
1,700,000		Belle International Holdings	2,288,616
3,039,200		CNOOC Ltd.	4,765,143
2,460,100		China CITIC Bank	1,448,837
3,500,000		China Construction Bank	2,801,732
980,000		China Life Insurance Co. Ltd.	4,264,046
481,500		China Mobile Ltd.	4,490,191
1,800,000		China Oilfield Services Ltd.	2,239,541
2,120,000		Dongfeng Motor Corp.	2,463,229
3,220,000		Industrial & Commercial Bank of China	2,368,675
3,500,000		Jiangsu Expressway, Class H	3,174,651
365,000		Kingboard Chemical Holdings Ltd.	1,707,492
556,000		Li Ning Co. Ltd.	1,922,878
3,018,700		PetroChina Co. Ltd.	3,244,975
230,000		Ping An Insurance (Group) Co. of China Ltd.	1,863,189
185,500		Tencent Holdings Ltd.	3,531,054
1,030,000		Yanzhou Coal Mining Co. Ltd., Class H	2,403,968
2,760,000		Zhejiang Expressway Co. Ltd.	2,522,331
		TOTAL	51,186,980
		Czech Republic – 2.7%
131,200		CEZ AS	5,479,135
143,745	[2]	Central European Media Enterprises Ltd., Class A	3,748,413
34,100		Komercni Banka AS	5,849,493
191,800		Telefonica 02 Czech Republic	3,718,509
		TOTAL	18,795,550
		Denmark – 8.3%
49,030		Bang & Olufsen A/S, Class B	449,591
54,500		Carlsberg A/S, Class B	4,116,204
22,300		Coloplast AS, Class B	2,280,636
50,000		D/S Norden A/S	1,904,086
267,600		DSV, De Sammensluttede Vognmad AS	3,955,676
908		A P Moller-Maersk A/S	6,742,337
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value in U.S. Dollars
192,037	[1]	Torm	1,490,188
111,300		Danisco A/S	6,534,928
272,300		Danske Bank A/S	5,477,006
17,000		FLSmidth & Co. A/S	1,054,823
166,700	[1]	H. Lundbeck AS	2,436,592
47,800	[1]	NKT Holding A/S	2,179,760
198,200		Novo Nordisk, Class B	15,237,918
17,300		Novozymes A/S, Class B	1,835,763
120,500		Sydbank AS	2,762,116
		TOTAL	58,457,624
		Germany – 10.9%
82,100		Allianz SE	8,197,420
125,000		BASF SE	6,552,969
50,000		Bayer AG	2,792,751
120,000	[1]	Commerzbank AG, Frankfurt	853,593
25,000		Continental AG	1,164,215
43,000		Daimler AG	2,119,611
46,700	[1]	Deutsche Bank AG	2,769,390
137,000		Deutsche Lufthansa AG	1,815,244
495,000		Deutsche Telekom AG, Class REG	5,548,940
82,000		E.On AG	2,497,341
33,500	[1]	Fresenius SE	2,113,425
77,500		GEA Group AG	1,540,068
64,600		Hochtief AG	4,132,901
23,000		Linde AG	2,350,323
30,000		MAN SE	2,546,723
80,500		Metro AG	4,212,907
15,809		Puma AG Rudolf Dassler Sport	4,449,721
26,000		RWE AG	1,868,629
16,000		SAP AG	679,236
116,400		Siemens AG	10,460,734
47,500		Stada Arzneimittel AG	1,698,056
14,000		Vossloh AG	1,220,530
14,200	[1]	Wacker Chemie AG	1,758,263
64,200		Wincor Nixdorf AG	3,834,771
		TOTAL	77,177,761
Semi-Annual Shareholder Report
8

Shares or Principal Amount			Value in U.S. Dollars
		Italy – 9.5%
2,340,000		A2A SpA	3,440,282
74,100	[1]	Ansaldo STS SpA	1,118,479
41,000	[1]	Assicurazioni Generali SpA	743,837
473,000		Credito Emiliano SpA	2,585,468
566,000	[1]	Davide Campari — Milano SpA	2,831,259
244,200		ENI SpA	4,585,732
537,700		Enel SpA	2,462,924
235,000		Fiat SpA	2,512,790
2,130,000	[1]	Intesa Sanpaolo SpA	5,566,267
1,003,029		Maire Tecnimont SpA	3,529,479
1,410,000	[1]	Mediaset SpA	8,740,870
262,350	[1]	Mediobanca SpA	1,976,630
2,710,000		Piaggio & C. SpA	8,022,424
215,500		Prysmian SpA	3,271,221
3,340,000	[1]	Telecom Italia SpA	3,959,668
5,628,250		Unicredito Italiano SpA	11,785,485
		TOTAL	67,132,815
		Mexico – 8.1%
338,000		America Movil SAB de CV, Class L, ADR	16,000,920
327,800		Cemex SA de CV, ADR	3,550,074
49,500		Fomento Economico Mexicano, SA de CV, ADR	2,087,910
49,900	[1]	Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	2,553,383
303,800		Grupo Bimbo SA de CV, Class A	2,162,780
590,000		Grupo Carso SA de CV	1,963,166
27,700		Grupo Elektra SA de CV	1,114,602
1,130,000		Grupo Financiero Banorte SA de CV	4,346,692
485,000		Grupo Modelo SA de CV, Class C	2,645,864
294,000	[1]	Grupo Televisa SA, GDR	5,465,460
84,000		Industrias Penoles SA	1,579,509
1,775,000		Nuevo Grupo Mexico SA, Class B	4,213,960
114,500	[1]	Telefonos de Mexico, Class L, ADR	1,611,015
3,630,000		Wal-Mart de Mexico SAB de CV	8,103,807
		TOTAL	57,399,142
		Norway – 11.0%
442,200		Acergy SA	6,690,836
123,000		Aker Solutions ASA	1,737,421
230,000		Atea ASA	1,575,880
Semi-Annual Shareholder Report
9

Shares or Principal Amount			Value in U.S. Dollars
693,866		Den Norske Bank A/S	6,924,870
184,300	[1]	Fred Olsen Energy ASA	5,395,038
227,200	[1]	Frontline Ltd.	7,494,507
2,178,600	[1]	Golden Ocean Group Ltd.	3,370,786
501,600		Norsk Hydro ASA	3,031,176
170,000	[2]	Petroleum Geo-Services ASA	1,718,596
887,443	[1]	Statoil ASA	17,779,947
148,000	[1,2]	Subsea 7 Inc.	2,328,827
306,600	[2]	TGS Nopec Geophysical Co. ASA	4,153,436
703,400	[1]	Telenor ASA	8,661,636
221,500	[1]	Yara International ASA	6,554,638
		TOTAL	77,417,594
		South Korea – 10.9%
115,400		Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,703,744
70,000		Dongkuk Steel Mill	1,188,051
47,000		Hana Financial Holdings	1,181,637
79,700		Hanwha Chemical	1,050,334
24,200		Hanwha Corp.	676,725
11,200		Hyundai Heavy	1,994,900
49,300		Hyundai Motor Co.	5,626,331
15,800		Inchon Iron & Steel	1,152,831
60,000		Industrial Bank of Korea	663,785
70,000		KB Financial Group, Inc.	2,862,400
202,900		KT Corp., ADR	3,775,969
95,000		Korea Electric Power Corp.	2,580,950
5,129		LG Chemical Ltd.	1,149,370
20,000		LG Corp.	1,112,926
66,400		LG Display Co. Ltd.	2,402,081
59,900		LG Electronics, Inc.	5,074,512
14,500		LG Engineering & Construction Co. Ltd.	869,398
65,750		POSCO, ADR	6,336,328
58,000		Pusan Bank	506,784
21,000		SK Energy Co. Ltd.	1,873,161
140,000		STX Pan Ocean Co. Ltd.	1,315,838
55,800		Samsung Electro-Mechanics Co.	6,454,063
25,750		Samsung Electronics Co.	16,644,180
30,600		Samsung SDI Co. Ltd.	4,009,430
Semi-Annual Shareholder Report
10

Shares or Principal Amount			Value in U.S. Dollars
55,000		Shinhan Financial Group Co. Ltd.	1,939,854
70,700		Woongjin Coway Co. Ltd.	2,086,714
74,000		Woori Finance Holdings Co. Ltd.	948,297
		TOTAL	77,180,593
		Switzerland – 4.0%
293,819		Nestle SA	13,264,477
175,880		Novartis AG	7,963,107
53,662		Roche Holding AG	7,357,980
		TOTAL	28,585,564
		Taiwan, Province of China – 2.9%
69,000	[3]	Asustek Computer, Inc.	436,902
1,000,000		Far Eastern Textile Ltd.	979,438
750,000		Formosa Chem&Fibre	1,646,506
435,000		Formosa Petrochemical Corp.	1,022,239
860,000		Formosa Plastic Corp.	1,722,198
1,580,000		Gigabyte Technology Co. Ltd.	1,603,413
2,660,000		Inventec Co. Ltd.	1,431,151
2,620,000		Mega Financial Holding Co. Ltd.	1,370,184
2,000,000		Micro-Star International Co.	1,054,428
1,100,000		Nan Ya Plastic	1,782,437
185,715	[2],3	Pegatron Corp.	225,668
1,760,000		Pou Chen Corp.	1,329,619
1,540,000		Siliconware Precision Industries Co.	1,644,017
875,000		Taiwan Semiconductor Manufacturing Co.	1,597,983
4,200,000		United Microelectronics Corp.	1,870,707
1,927,000		Vanguard International Semiconductor Corp.	732,251
		TOTAL	20,449,141
		United Kingdom – 4.6%
55,000	[2]	Anglo American PLC	2,109,139
150,000		Associated British Foods PLC	2,071,672
315,000		BAE Systems PLC	1,467,970
80,000		BHP Billiton PLC	2,200,602
995,400		HSBC Holdings PLC	9,117,213
100,000		IMI PLC	944,112
100,000		InterContinental Hotels Group PLC	1,577,002
30,000		Rio Tinto PLC	1,382,629
135,000		Smith & Nephew PLC	1,221,594
Semi-Annual Shareholder Report
11

Shares or Principal Amount			Value in U.S. Dollars
90,000		Smiths Group PLC	1,343,521
614,372		Stagecoach Group PLC	1,632,208
40,000		Standard Chartered PLC	952,598
1,550,000		Vodafone Group PLC	3,103,777
80,000		Whitbread PLC	1,596,752
462,000		William Morrison Supermarkets	1,762,162
		TOTAL	32,482,951
		TOTAL COMMON STOCKS (IDENTIFIED COST $659,110,568)	671,848,786
		Warrants – 0.0%
36,500	[2]	Kingboard Chemical Holdings Ltd., Warrants	15,936
107,000	[2]	Mediobanca Spa, Warrants	823
		TOTAL WARRANTS (IDENTIFIED COST $0)	16,759
		EXCHANGE-TRADED FUNDS – 3.4%
9,419,450		iShares FTSE/Xinhua A50 China Index ETF	14,659,122
164,285	[1]	iShares MSCI Chile Investable Market Index Fund	9,103,032
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $22,092,237)	23,762,154
		REPURCHASE AGREEMENT – 13.4%
$94,813,000		Interest in $8,408,795,000 joint repurchase agreement 0.21%, dated 5/28/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,408,991,205 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/16/2040 and the market value of those underlying securities was $8,638,261,984 (purchased with proceeds from securities lending collateral). (AT COST)	94,813,000
		TOTAL INVESTMENTS — 111.8% (IDENTIFIED COST $776,015,805)[4]	790,440,699
		OTHER ASSETS AND LIABILITIES - NET — (11.8)%[5]	(83,591,307)
		TOTAL NET ASSETS — 100%	$706,849,392
Semi-Annual Shareholder Report
12

At May 31, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/1/2010	648,286 Euro	$803,162	$(7,617)
8/31/2010	20,100,000 Euro	$26,677,725	$(1,986,883)
8/31/2010	50,566,700 Euro	$67,165,219	$(5,049,079)
8/31/2010	108,808,640 Swedish Krona	$15,002,565	$(1,133,712)
8/31/2010	108,808,640 Swedish Krona	$15,013,265	$(1,144,412)
Contracts Sold:
6/1/2010	1,691,322 Danish Krone	$281,512	$2,551
6/1/2010	5,481,678 Danish Krone	$901,369	$(2,758)
6/2/2010	1,248,622 Danish Krone	$206,503	$560
6/3/2010	1,949,074 Pound Sterling	$2,819,530	$876
8/31/2010	16,296,700 Euro	$22,999,154	$2,206,393
8/31/2010	20,100,000 Euro	$26,907,066	$2,216,224
8/31/2010	20,100,000 Euro	$26,677,725	$1,986,883
8/31/2010	33,640,000 Euro	$44,990,674	$3,667,294
8/31/2010	50,566,700 Euro	$67,165,219	$5,049,079
8/31/2010	108,808,640 Swedish Krona	$15,013,265	$1,144,412
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$6,949,811

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Non-income producing security.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$157,327,016	$513,859,200	$662,570	$671,848,786
Warrants	15,936	823	—	16,759
Exchange-Traded Funds	9,103,032	14,659,122	—	23,762,154
Repurchase Agreement	—	94,813,000	—	94,813,000
TOTAL SECURITIES	$166,445,984	$623,332,145	$662,570	$790,440,699
OTHER FINANCIAL INSTRUMENTS*	$(6,388)	$6,956,199	$ —	$6,949,811
*	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Equity Securities
Balance as of December 1, 2009	$2,510,058
Realized gain/loss	62,114
Change in unrealized appreciation/depreciation	(491,754)
Net purchases (sales)	(1,417,848)
Balance as of May 31, 2010	$662,570
The total change in unrealized appreciation (depreciation) attributable to investments still held at May 31, 2010.	$(71,232)

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $89,791,442 of securities loaned (identified cost $776,015,805)		$790,440,699
Cash denominated in foreign currencies (identified cost $10,472,954)		10,430,953
Income receivable		3,990,136
Receivable for investments sold		2,060,609
Receivable for shares sold		1,779,350
Receivable for foreign exchange contracts		16,274,272
Other assets		28,155
TOTAL ASSETS		825,004,174
Liabilities:
Payable for investments purchased	$10,284,723
Payable for shares redeemed	1,241,776
Payable for foreign exchange contracts	9,324,461
Bank overdraft	1,985,804
Payable for collateral due to broker for securities lending	94,813,000
Payable for Directors'/Trustees' fees	1,794
Payable for distribution services fee (Note 5)	61,188
Payable for shareholder services fee (Note 5)	118,753
Accrued expenses	323,283
TOTAL LIABILITIES		118,154,782
Net assets for 18,210,742 shares outstanding		$706,849,392
Net Assets Consist of:
Paid-in capital		$1,098,622,851
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		21,222,708
Accumulated net realized loss on investments and foreign currency transactions		(410,542,084)
Distributions in excess of net investment income		(2,454,083)
TOTAL NET ASSETS		$706,849,392
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($438,339,584 ÷ 11,285,673 shares outstanding), no par value, unlimited shares authorized	$38.84
Offering price per share (100/94.50 of $38.84)	$41.10
Redemption proceeds per share (98.00/100 of $38.84)	$38.06
Class B Shares:
Net asset value per share ($16,768,327 ÷ 432,189 shares outstanding), no par value, unlimited shares authorized	$38.80
Offering price per share	$38.80
Redemption proceeds per share (92.50/100 of $38.80)	$35.89
Class C Shares:
Net asset value per share ($59,892,083 ÷ 1,546,991 shares outstanding), no par value, unlimited shares authorized	$38.72
Offering price per share	$38.72
Redemption proceeds per share (97.00/100 of $38.72)	$37.56
Institutional Shares:
Net asset value per share ($169,140,103 ÷ 4,353,983 shares outstanding), no par value, unlimited shares authorized	$38.85
Offering price per share	$38.85
Redemption proceeds per share (98.00/100 of $38.85)	$38.07
Class K Shares:
Net asset value per share ($22,709,295 ÷ 591,906 shares outstanding), no par value, unlimited shares authorized	$38.37
Offering price per share	$38.37
Redemption proceeds per share (98.00/100 of $38.37)	$37.60

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Dividends (including $4,329 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,772,781)		$11,203,442
Interest (including income on securities loaned of $208,012)		223,148
TOTAL INCOME		11,426,590
Expenses:
Investment adviser fee (Note 5)	$3,598,744
Administrative personnel and services fee (Note 5)	280,417
Custodian fees	290,335
Transfer and dividend disbursing agent fees and expenses — Class A Shares	329,394
Transfer and dividend disbursing agent fees and expenses — Class B Shares	26,287
Transfer and dividend disbursing agent fees and expenses — Class C Shares	51,384
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	51,970
Transfer and dividend disbursing agent fees and expenses — Class K Shares	22,491
Auditing fees	12,216
Legal fees	3,877
Portfolio accounting fees	44,608
Distribution services fee — Class B Shares (Note 5)	74,952
Distribution services fee — Class C Shares (Note 5)	255,949
Distribution services fee — Class K Shares (Note 5)	36,120
Shareholder services fee — Class A Shares (Note 5)	589,178
Shareholder services fee — Class B Shares (Note 5)	24,984
Shareholder services fee — Class C Shares (Note 5)	85,316
Account administration fee — Class A Shares	5,681
Share registration costs	42,155
Printing and postage	44,274
Insurance premiums	2,905
Miscellaneous	1,270
TOTAL EXPENSES	5,874,507
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Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(372,190)
Waiver of administrative personnel and services fee	(6,552)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(1,514)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares	(8,170)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(6,410)
TOTAL WAIVERS AND REIMBURSEMENTS		$(394,836)
Net expenses			$5,479,671
Net investment income			5,946,919
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			27,196,492
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(96,446,227)
Net realized and unrealized loss on investments and foreign currency transactions			(69,249,735)
Change in net assets resulting from operations			$(63,302,816)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,946,919	$6,371,894
Net realized gain (loss) on investments and foreign currency transactions	27,196,492	(238,064,230)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(96,446,227)	436,414,780
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(63,302,816)	204,722,444
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,589,846)	(21,080,579)
Class B Shares	(317,293)	(792,905)
Class C Shares	(1,079,965)	(2,864,185)
Institutional Shares	(3,320,073)	(5,632,429)
Class K Shares	(119,709)	(14,097)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,426,886)	(30,384,195)
Share Transactions:
Proceeds from sale of shares	196,757,250	204,726,052
Net asset value of shares issued to shareholders in payment of distributions declared	11,800,228	22,454,486
Cost of shares redeemed	(120,335,983)	(249,504,020)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	88,221,495	(22,323,482)
Redemption Fees	5,299	31,055
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	33,145	325,322
Change in net assets	9,530,237	152,371,144
Net Assets:
Beginning of period	697,319,155	544,948,011
End of period (including undistributed (distributions in excess of) net investment income of $(2,454,083) and $7,025,884, respectively)	$706,849,392	$697,319,155

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to seek long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
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type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in Semi-Annual Shareholder Report
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$89,791,442	$94,813,000

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$16,274,272	Payable for foreign exchange contracts	$9,324,461

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(56,381)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$3,444,268

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,194,742	$93,472,765	3,820,782	$139,658,423
Shares issued to shareholders in payment of distributions declared	224,368	9,674,750	580,687	18,506,501
Shares redeemed	(1,923,390)	(81,553,209)	(5,719,151)	(184,148,240)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	495,720	$21,594,306	(1,317,682)	$(25,983,316)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	36,476	$1,574,146	78,149	$2,806,300
Shares issued to shareholders in payment of distributions declared	6,411	277,062	21,519	687,748
Shares redeemed	(94,341)	(3,969,411)	(169,805)	(5,678,959)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(51,454)	$(2,118,203)	(70,137)	$(2,184,911)
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	207,825	$8,888,579	461,611	$15,710,774
Shares issued to shareholders in payment of distributions declared	21,303	918,584	71,040	2,265,479
Shares redeemed	(296,820)	(12,538,004)	(815,500)	(27,278,265)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(67,692)	$(2,730,841)	(282,849)	$(9,302,012)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,747,128	$71,527,595	1,319,466	$42,320,293
Shares issued to shareholders in payment of distributions declared	18,810	810,124	30,829	980,660
Shares redeemed	(490,951)	(20,665,531)	(970,979)	(32,079,867)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,274,987	$51,672,188	379,316	$11,221,086
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	505,052	$21,294,165	123,127	$4,230,262
Shares issued to shareholders in payment of distributions declared	2,805	119,708	445	14,098
Shares redeemed	(38,594)	(1,609,828)	(8,269)	(318,689)
NET CHANGE RESULTING FROM CLASS K TRANSACTIONS	469,263	$19,804,045	115,303	$3,925,671
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,120,824	$88,221,495	(1,176,049)	$(22,323,482)

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2010, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Semi-Annual Shareholder Report
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Institutional Shares and Class K Shares amounted to $3,533, $150, $510, $1,023 and $83, respectively. For the year ended November 30, 2009, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares amounted to $20,856, $1,014, $3,486, $5,641 and $58, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $776,015,805. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $14,424,894. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $65,353,906 and net unrealized depreciation from investments for those securities having an excess of cost over value of $50,929,012.

At November 30, 2009, the Fund had a capital loss carryforward of $437,738,576 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$187,255,931
2017	$250,482,645

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser voluntarily waived $348,869 of its fee and an affiliate of the Adviser reimbursed $16,094 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,552 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $28,436 of fees paid by the Fund. For the six months ended May 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $10,296 in sales charges from the sale of Class A Shares. FSC also retained $215 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,834 of Service Fees for the six months ended May 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.48%, 2.27%, 2.27%, 1.20% and 1.93% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended May 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and
$1,728,225, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $23,321. Transactions with the affiliated company during the six months ended May 31, 2010, were as follows:

Affiliate	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	35,499,520	87,799,220	123,298,740	—	$ —	$4,329

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$296,128,291
Sales	$202,063,420

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

The Fund received $33,145 for the six months ended May 31, 2010 and $325,322 for the year ended November 30, 2009 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlements are recorded as an increase to paid-in capital in the accompanying financial statements.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated InterContinental Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report
33

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172461

38766 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated International Strategic Value Dividend Fund

Established 2008

(formerly, Federated International Strategic Value Fund)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009	Period Ended 11/30/2008[1]
Net Asset Value, Beginning of Period	$3.64	$3.05	$5.00
Income From Investment Operations:
Net investment income	0.10[2]	0.08[2]	0.07[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.53)	0.68	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	(0.43)	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.04)	(0.17)	(0.02)
Redemption Fees	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$3.17	$3.64	$3.05
Total Return[4]	(11.86)%	25.86%	(38.78)%
Ratios to Average Net Assets:
Net expenses	1.00%[5]	0.99%	0.46%[5]
Net investment income	5.58%[5]	2.38%	3.96%[5]
Expense waiver/reimbursement[6]	3.29%[5]	9.84%	52.69%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,848	$1,083	$11
Portfolio turnover	13%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009	Period Ended 11/30/2008[1]
Net Asset Value, Beginning of Period	$3.63	$3.05	$5.00
Income From Investment Operations:
Net investment income	0.08[2]	0.09[2]	0.07[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.52)	0.63	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	(0.44)	0.72	(1.93)
Less Distributions:
Distributions from net investment income	(0.03)	(0.14)	(0.02)
Redemption Fees	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$3.16	$3.63	$3.05
Total Return[4]	(12.23)%	24.33%	(38.77)%
Ratios to Average Net Assets:
Net expenses	1.74%[5]	1.75%	1.23%[5]
Net investment income	4.46%[5]	2.82%	3.29%[5]
Expense waiver/reimbursement[6]	3.30%[5]	10.38%	52.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,896	$1,241	$0[7]
Portfolio turnover	13%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$881.40	$4.69
Class C Shares	$1,000	$877.70	$8.15
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.95	$5.04
Class C Shares	$1,000	$1,016.26	$8.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.00%
Class C Shares	1.74%
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Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	24.9%
Australia	13.4%
France	11.2%
Canada	10.6%
Germany	6.8%
Spain	5.1%
Italy	4.1%
Netherlands	3.5%
Brazil	3.2%
Belgium	2.6%
Norway	2.6%
Singapore	2.6%
Taiwan	2.1%
Portugal	1.6%
Austria	1.4%
Switzerland	1.2%
Mexico	1.1%
Other[2]	0.3%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities — Net[4]	0.8%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other includes Rights.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At May 31, 2010, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Telecommunication Services	19.6%
Energy	17.9%
Utilities	15.8%
Consumer Staples	15.7%
Financials	15.4%
Consumer Discretionary	6.1%
Health Care	4.9%
Information Technology	2.6%
Other[2]	0.3%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities — Net[4]	0.8%
TOTAL	100.0%
5	Except for Other, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

May 31, 2010 (unaudited)

Shares		Value in U.S. Dollars
	COMMON STOCKS – 98.0%
	Banks – 4.4%
35,500	Banco Santander, SA	360,307
2,800	Bank of Montreal	164,158
6,400	National Australia Bank Ltd., Melbourne	133,650
	TOTAL	658,115
	Energy – 17.9%
59,745	BP PLC	427,031
13,400	Crescent Point Energy Corp.	496,579
18,300	ENI SpA	343,648
11,180	Repsol YPF SA	229,462
18,583	Royal Dutch Shell PLC, Class A	488,461
19,905	Statoil ASA	398,797
6,727	Total SA	313,766
	TOTAL	2,697,744
	Food & Staples Retailing – 2.1%
94,600	Metcash Ltd.	315,507
	Food, Beverage & Tobacco – 12.5%
8,615	British American Tobacco PLC	254,103
11,010	Coca-Cola Amatil Ltd.	100,783
11,011	Diageo PLC	168,277
90,685	Foster's Group Ltd.	422,764
190,752	Goodman Fielder Ltd.	218,902
6,455	Imperial Tobacco Group PLC	167,654
8,205	Souza Cruz SA	302,783
14,300	Tate & Lyle	86,837
6,049	Unilever PLC	162,898
	TOTAL	1,885,001
	Health Care Equipment & Services – 0.5%
9,160	Sonic Healthcare Ltd.	77,656
	Household & Personal Products – 1.1%
30,745	Kimberly-Clark de Mexico	166,584
	Insurance – 7.1%
1,075	Muenchener Rueckversicherungs-Gesellschaft AG	136,106
21,550	QBE Insurance Group Ltd.	355,683
231,500	Royal & Sun Alliance Insurance Group PLC	391,589
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Shares		Value in U.S. Dollars
900	Zurich Financial Services AG	182,908
	TOTAL	1,066,286
	Media – 6.1%
9,000	Shaw Communications, Inc., Class B	164,538
58,000	Singapore Press Holdings Ltd.	154,526
19,366	Vivendi SA	417,803
10,038	Wolters Kluwer NV	184,741
	TOTAL	921,608
	Pharmaceuticals, Biotechnology & Life Sciences – 4.4%
5,627	AstraZeneca PLC	235,641
9,143	GlaxoSmithKline PLC	152,811
4,553	Sanofi-Aventis	272,830
	TOTAL	661,282
	Real Estate – 3.9%
32,200	RioCan Real Estate Investment Trust	588,987
	Technology Hardware & Equipment – 2.6%
5,451	Neopost SA	394,035
	Telecommunication Services – 19.6%
10,348	Belgacom	319,650
164,818	Chunghwa Telecom Co. Ltd.	315,447
25,802	Deutsche Telekom AG, Class REG	289,240
26,642	Koninklijke KPN NV	347,073
1,375	Mobistar SA	69,580
22,975	Portugal Telecom SGPS SA	233,365
64,385	Singapore Telecom Ltd.	131,612
71,000	StarHub Ltd.	108,288
5,000	TELUS Corp.	174,126
9,435	Telefonica SA	180,739
16,750	Telekom Austria AG	211,747
158,715	Telstra Corp. Ltd.	395,178
81,625	Vodafone Group PLC	163,449
	TOTAL	2,939,494
	Utilities – 15.8%
84,875	A2A SpA	124,784
8,630	CPFL Energia SA	172,576
9,708	E.On AG	295,661
9,261	GDF Suez	288,131
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Shares			Value in U.S. Dollars
52,367		National Grid PLC	395,804
4,111		RWE AG	295,459
29,300		Scottish & Southern Energy PLC	445,201
40,600		Terna SpA	151,763
26,370		United Utilities Group PLC	205,451
		TOTAL	2,374,830
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,374,061)	14,747,129
		Rights – 0.3%
		Utility – 0.3%
20,946	[1]	National Grid PLC Rights, Expiration Date 6/11/2010 (IDENTIFIED COST $0)	41,575
		MUTUAL FUND – 0.9%
132,323	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.24% (AT NET ASSET VALUE)	132,323
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $16,506,384)[4]	14,921,027
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[5]	125,528
		TOTAL NET ASSETS — 100%	$15,046,555

At May 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
6/2/2010	51,678 Pound Sterling	60,802 Euro	$122

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

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9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$2,230,332	$12,516,797	$ —	$14,747,129
Rights	41,575	—	—	41,575
Mutual Fund	132,323	—	—	132,323
TOTAL SECURITIES	$2,404,230	$12,516,797	$ —	$14,921,027
OTHER FINANCIAL INSTRUMENTS*	$122	$ —	$ —	$122
*	Other financial instruments include foreign exchange contracts.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $132,323 of investments in an affiliated issuer (Note 5) (identified cost $16,506,384)		$14,921,027
Cash denominated in foreign currencies (identified cost $136,623)		133,154
Income receivable		75,626
Receivable for shares sold		4,293
Receivable for foreign exchange contracts		122
Prepaid expenses		3,863
TOTAL ASSETS		15,138,085
Liabilities:
Payable for investments purchased	$74,735
Payable for Directors'/Trustees' fees	193
Payable for auditing fees	13,961
Payable for distribution services fee (Note 5)	1,245
Payable for shareholder services fee (Note 5)	1,396
TOTAL LIABILITIES		91,530
Net assets for 4,745,593 shares outstanding		$15,046,555
Net Assets Consist of:
Paid-in capital		$16,169,250
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(1,591,094)
Accumulated net realized gain on investments and foreign currency transactions		206,089
Undistributed net investment income		262,310
TOTAL NET ASSETS		$15,046,555
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,847,930 ÷ 583,514 shares outstanding), no par value, unlimited shares authorized	$3.17
Offering price per share (100/94.50 of $3.17)	$3.35
Redemption proceeds per share (98.00/100 of $3.17)	$3.11
Class C Shares:
Net asset value per share ($1,896,367 ÷ 599,270 shares outstanding), no par value, unlimited shares authorized	$3.16
Offering price per share	$3.16
Redemption proceeds per share (97.00/100 of $3.16)	$3.07
Institutional Shares:
Net asset value per share ($11,302,258 ÷ 3,562,809 shares outstanding), no par value, unlimited shares authorized	$3.17
Offering price per share	$3.17
Redemption proceeds per share (98.00/100 of $3.17)	$3.11

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Dividends (including $316 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $55,465)			$472,362
Expenses:
Investment adviser fee (Note 5)		$55,801
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		15,089
Transfer and dividend disbursing agent fees and expenses		23,399
Directors'/Trustees' fees		388
Auditing fees		13,961
Legal fees		2,803
Portfolio accounting fees		37,355
Distribution services fee — Class C Shares (Note 5)		7,439
Shareholder services fee — Class A Shares (Note 5)		2,098
Shareholder services fee — Class C Shares (Note 5)		2,298
Share registration costs		20,676
Printing and postage		14,199
Insurance premiums		2,151
Miscellaneous		1,245
TOTAL EXPENSES		313,587
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(55,801)
Waiver of administrative personnel and services fee	(22,364)
Reimbursement of other operating expenses	(167,421)
TOTAL WAIVERS AND REIMBURSEMENTS		(245,586)
Net expenses			68,001
Net investment income			404,361
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			250,820
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,703,398)
Net realized and unrealized loss on investments and foreign currency transactions			(2,452,578)
Change in net assets resulting from operations			$(2,048,217)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$404,361	$178,239
Net realized gain on investments and foreign currency transactions	250,820	76,576
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,703,398)	1,384,767
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,048,217)	1,639,582
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(19,725)	(8,101)
Class C Shares	(16,972)	(14,482)
Institutional Shares	(153,265)	(97,130)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(189,962)	(119,713)
Share Transactions:
Proceeds from sale of shares	7,448,574	8,659,040
Net asset value of shares issued to shareholders in payment of distributions declared	180,097	85,984
Cost of shares redeemed	(1,260,679)	(142,223)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,367,992	8,602,801
Redemption Fees	337	689
Change in net assets	4,130,150	10,123,359
Net Assets:
Beginning of period	10,916,405	793,046
End of period (including undistributed net investment income of $262,310 and $47,911, respectively)	$15,046,555	$10,916,405

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversifed portfolios. The financial statements included herein are only those of Federated International Strategic Value Dividend Fund (formerly, Federated International Strategic Value Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of Semi-Annual Shareholder Report
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2008 and 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$122	—	$ —

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$2,156
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(760)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	331,178	$1,191,241	315,677	$1,083,361
Shares issued to shareholders in payment of distributions declared	5,371	19,461	2,595	8,098
Shares redeemed	(50,834)	(174,416)	(24,195)	(81,799)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	285,715	$1,036,286	294,077	$1,009,660
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	537,196	$1,949,633	347,362	$1,103,148
Shares issued to shareholders in payment of distributions declared	4,681	16,972	4,597	14,479
Shares redeemed	(284,373)	(1,030,232)	(10,213)	(34,431)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	257,504	$936,373	341,746	$1,083,196
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,181,879	$4,307,700	2,088,603	$6,472,531
Shares issued to shareholders in payment of distributions declared	39,497	143,664	20,201	63,407
Shares redeemed	(16,006)	(56,031)	(7,575)	(25,993)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,205,370	$4,395,333	2,101,229	$6,509,945
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,748,589	$6,367,992	2,737,052	$8,602,801

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2010, the redemption fees for Class A Shares, Class C Shares and Institutional Shares amounted to $41, $49 and $247, respectively. For the year ended November 30, 2009, the redemption fees for Class A Shares, Class C Shares and Institutional Shares amounted to $45, $83 and $561, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $16,506,384. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $1,585,357. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $381,487 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,966,844.

At November 30, 2009, the Fund had a capital loss carryforward of $44,731 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2010, the Adviser voluntarily waived $55,591 of its fee and voluntarily reimbursed $167,421 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, FAS waived $22,364 of its fee. The net fee paid to FAS was 1.241% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $2,757 of fees paid by the Fund. For the six months ended May 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $1,014 in sales charges from the sale of Class A Shares. FSC also retained $1,500 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75% and 0.75% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $210. Transactions with the affiliated company during the six months ended May 31, 2010, were as follows:

Affiliate	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	225,244	6,465,864	6,558,785	132,323	$132,323	$316
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$8,238,775
Sales	$1,832,396

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Semi-Annual Shareholder Report
23

lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated International Strategic Value Dividend Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
27

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated International Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172388
Cusip 314172370

40776 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated International Strategic Value Dividend Fund

(formerly, Federated International Strategic Value Fund)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009	Period Ended 11/30/2008[1]
Net Asset Value, Beginning of Period	$3.64	$3.05	$5.00
Income From Investment Operations:
Net investment income	0.10[2]	0.11[2]	0.09[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.52)	0.65	(2.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.42)	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.05)	(0.17)	(0.02)
Redemption Fees	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$3.17	$3.64	$3.05
Total Return[4]	(11.76)%	25.97%	(38.77)%
Ratios to Average Net Assets:
Net expenses	0.75%[5]	0.74%	0.18%[5]
Net investment income	5.59%[5]	3.28%	4.55%[5]
Expense waiver/reimbursement[6]	3.30%[5]	10.72%	52.61%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,302	$8,592	$782
Portfolio turnover	13%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$882.40	$3.52
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.19	$3.78
1	Expenses are equal to the Fund's annualized net expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	24.9%
Australia	13.4%
France	11.2%
Canada	10.6%
Germany	6.8%
Spain	5.1%
Italy	4.1%
Netherlands	3.5%
Brazil	3.2%
Belgium	2.6%
Norway	2.6%
Singapore	2.6%
Taiwan	2.1%
Portugal	1.6%
Austria	1.4%
Switzerland	1.2%
Mexico	1.1%
Other[2]	0.3%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities — Net[4]	0.8%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other includes Rights.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At May 31, 2010, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Telecommunication Services	19.6%
Energy	17.9%
Utilities	15.8%
Consumer Staples	15.7%
Financials	15.4%
Consumer Discretionary	6.1%
Health Care	4.9%
Information Technology	2.6%
Other[2]	0.3%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities — Net[4]	0.8%
TOTAL	100.0%
5	Except for Other, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

May 31, 2010 (unaudited)

Shares		Value in U.S. Dollars
	COMMON STOCKS – 98.0%
	Banks – 4.4%
35,500	Banco Santander, SA	360,307
2,800	Bank of Montreal	164,158
6,400	National Australia Bank Ltd., Melbourne	133,650
	TOTAL	658,115
	Energy – 17.9%
59,745	BP PLC	427,031
13,400	Crescent Point Energy Corp.	496,579
18,300	ENI SpA	343,648
11,180	Repsol YPF SA	229,462
18,583	Royal Dutch Shell PLC, Class A	488,461
19,905	Statoil ASA	398,797
6,727	Total SA	313,766
	TOTAL	2,697,744
	Food & Staples Retailing – 2.1%
94,600	Metcash Ltd.	315,507
	Food, Beverage & Tobacco – 12.5%
8,615	British American Tobacco PLC	254,103
11,010	Coca-Cola Amatil Ltd.	100,783
11,011	Diageo PLC	168,277
90,685	Foster's Group Ltd.	422,764
190,752	Goodman Fielder Ltd.	218,902
6,455	Imperial Tobacco Group PLC	167,654
8,205	Souza Cruz SA	302,783
14,300	Tate & Lyle	86,837
6,049	Unilever PLC	162,898
	TOTAL	1,885,001
	Health Care Equipment & Services – 0.5%
9,160	Sonic Healthcare Ltd.	77,656
	Household & Personal Products – 1.1%
30,745	Kimberly-Clark de Mexico	166,584
	Insurance – 7.1%
1,075	Muenchener Rueckversicherungs-Gesellschaft AG	136,106
21,550	QBE Insurance Group Ltd.	355,683
231,500	Royal & Sun Alliance Insurance Group PLC	391,589
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Shares		Value in U.S. Dollars
900	Zurich Financial Services AG	182,908
	TOTAL	1,066,286
	Media – 6.1%
9,000	Shaw Communications, Inc., Class B	164,538
58,000	Singapore Press Holdings Ltd.	154,526
19,366	Vivendi SA	417,803
10,038	Wolters Kluwer NV	184,741
	TOTAL	921,608
	Pharmaceuticals, Biotechnology & Life Sciences – 4.4%
5,627	AstraZeneca PLC	235,641
9,143	GlaxoSmithKline PLC	152,811
4,553	Sanofi-Aventis	272,830
	TOTAL	661,282
	Real Estate – 3.9%
32,200	RioCan Real Estate Investment Trust	588,987
	Technology Hardware & Equipment – 2.6%
5,451	Neopost SA	394,035
	Telecommunication Services – 19.6%
10,348	Belgacom	319,650
164,818	Chunghwa Telecom Co. Ltd.	315,447
25,802	Deutsche Telekom AG, Class REG	289,240
26,642	Koninklijke KPN NV	347,073
1,375	Mobistar SA	69,580
22,975	Portugal Telecom SGPS SA	233,365
64,385	Singapore Telecom Ltd.	131,612
71,000	StarHub Ltd.	108,288
5,000	TELUS Corp.	174,126
9,435	Telefonica SA	180,739
16,750	Telekom Austria AG	211,747
158,715	Telstra Corp. Ltd.	395,178
81,625	Vodafone Group PLC	163,449
	TOTAL	2,939,494
	Utilities – 15.8%
84,875	A2A SpA	124,784
8,630	CPFL Energia SA	172,576
9,708	E.On AG	295,661
9,261	GDF Suez	288,131
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Shares			Value in U.S. Dollars
52,367		National Grid PLC	395,804
4,111		RWE AG	295,459
29,300		Scottish & Southern Energy PLC	445,201
40,600		Terna SpA	151,763
26,370		United Utilities Group PLC	205,451
		TOTAL	2,374,830
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,374,061)	14,747,129
		Rights – 0.3%
		Utility – 0.3%
20,946	[1]	National Grid PLC Rights, Expiration Date 6/11/2010 (IDENTIFIED COST $0)	41,575
		MUTUAL FUND – 0.9%
132,323	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.24% (AT NET ASSET VALUE)	132,323
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $16,506,384)[4]	14,921,027
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[5]	125,528
		TOTAL NET ASSETS — 100%	$15,046,555

At May 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
6/2/2010	51,678 Pound Sterling	60,802 Euro	$122

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$2,230,332	$12,516,797	$ —	$14,747,129
Rights	41,575	—	—	41,575
Mutual Fund	132,323	—	—	132,323
TOTAL SECURITIES	$2,404,230	$12,516,797	$ —	$14,921,027
OTHER FINANCIAL INSTRUMENTS*	$122	$ —	$ —	$122
*	Other financial instruments include foreign exchange contracts.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $132,323 of investments in an affiliated issuer (Note 5) (identified cost $16,506,384)		$14,921,027
Cash denominated in foreign currencies (identified cost $136,623)		133,154
Income receivable		75,626
Receivable for shares sold		4,293
Receivable for foreign exchange contracts		122
Prepaid expenses		3,863
TOTAL ASSETS		15,138,085
Liabilities:
Payable for investments purchased	$74,735
Payable for Directors'/Trustees' fees	193
Payable for auditing fees	13,961
Payable for distribution services fee (Note 5)	1,245
Payable for shareholder services fee (Note 5)	1,396
TOTAL LIABILITIES		91,530
Net assets for 4,745,593 shares outstanding		$15,046,555
Net Assets Consist of:
Paid-in capital		$16,169,250
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(1,591,094)
Accumulated net realized gain on investments and foreign currency transactions		206,089
Undistributed net investment income		262,310
TOTAL NET ASSETS		$15,046,555
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,847,930 ÷ 583,514 shares outstanding), no par value, unlimited shares authorized	$3.17
Offering price per share (100/94.50 of $3.17)	$3.35
Redemption proceeds per share (98.00/100 of $3.17)	$3.11
Class C Shares:
Net asset value per share ($1,896,367 ÷ 599,270 shares outstanding), no par value, unlimited shares authorized	$3.16
Offering price per share	$3.16
Redemption proceeds per share (97.00/100 of $3.16)	$3.07
Institutional Shares:
Net asset value per share ($11,302,258 ÷ 3,562,809 shares outstanding), no par value, unlimited shares authorized	$3.17
Offering price per share	$3.17
Redemption proceeds per share (98.00/100 of $3.17)	$3.11

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Dividends (including $316 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $55,465)			$472,362
Expenses:
Investment adviser fee (Note 5)		$55,801
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		15,089
Transfer and dividend disbursing agent fees and expenses		23,399
Directors'/Trustees' fees		388
Auditing fees		13,961
Legal fees		2,803
Portfolio accounting fees		37,355
Distribution services fee — Class C Shares (Note 5)		7,439
Shareholder services fee — Class A Shares (Note 5)		2,098
Shareholder services fee — Class C Shares (Note 5)		2,298
Share registration costs		20,676
Printing and postage		14,199
Insurance premiums		2,151
Miscellaneous		1,245
TOTAL EXPENSES		313,587
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(55,801)
Waiver of administrative personnel and services fee	(22,364)
Reimbursement of other operating expenses	(167,421)
TOTAL WAIVERS AND REIMBURSEMENTS		(245,586)
Net expenses			68,001
Net investment income			404,361
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			250,820
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,703,398)
Net realized and unrealized loss on investments and foreign currency transactions			(2,452,578)
Change in net assets resulting from operations			$(2,048,217)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$404,361	$178,239
Net realized gain on investments and foreign currency transactions	250,820	76,576
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,703,398)	1,384,767
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,048,217)	1,639,582
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(19,725)	(8,101)
Class C Shares	(16,972)	(14,482)
Institutional Shares	(153,265)	(97,130)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(189,962)	(119,713)
Share Transactions:
Proceeds from sale of shares	7,448,574	8,659,040
Net asset value of shares issued to shareholders in payment of distributions declared	180,097	85,984
Cost of shares redeemed	(1,260,679)	(142,223)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,367,992	8,602,801
Redemption Fees	337	689
Change in net assets	4,130,150	10,123,359
Net Assets:
Beginning of period	10,916,405	793,046
End of period (including undistributed net investment income of $262,310 and $47,911, respectively)	$15,046,555	$10,916,405

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversifed portfolios. The financial statements included herein are only those of Federated International Strategic Value Dividend Fund (formerly, Federated International Strategic Value Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of Semi-Annual Shareholder Report
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2008 and 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$122	—	$ —

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$2,156
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(760)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	331,178	$1,191,241	315,677	$1,083,361
Shares issued to shareholders in payment of distributions declared	5,371	19,461	2,595	8,098
Shares redeemed	(50,834)	(174,416)	(24,195)	(81,799)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	285,715	$1,036,286	294,077	$1,009,660
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	537,196	$1,949,633	347,362	$1,103,148
Shares issued to shareholders in payment of distributions declared	4,681	16,972	4,597	14,479
Shares redeemed	(284,373)	(1,030,232)	(10,213)	(34,431)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	257,504	$936,373	341,746	$1,083,196
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,181,879	$4,307,700	2,088,603	$6,472,531
Shares issued to shareholders in payment of distributions declared	39,497	143,664	20,201	63,407
Shares redeemed	(16,006)	(56,031)	(7,575)	(25,993)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,205,370	$4,395,333	2,101,229	$6,509,945
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,748,589	$6,367,992	2,737,052	$8,602,801

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2010, the redemption fees for Class A Shares, Class C Shares and Institutional Shares amounted to $41, $49 and $247, respectively. For the year ended November 30, 2009, the redemption fees for Class A Shares, Class C Shares and Institutional Shares amounted to $45, $83 and $561, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $16,506,384. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $1,585,357. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $381,487 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,966,844.

At November 30, 2009, the Fund had a capital loss carryforward of $44,731 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2010, the Adviser voluntarily waived $55,591 of its fee and voluntarily reimbursed $167,421 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, FAS waived $22,364 of its fee. The net fee paid to FAS was 1.241% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $2,757 of fees paid by the Fund. For the six months ended May 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $1,014 in sales charges from the sale of Class A Shares. FSC also retained $1,500 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75% and 0.75% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $210. Transactions with the affiliated company during the six months ended May 31, 2010, were as follows:

Affiliate	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	225,244	6,465,864	6,558,785	132,323	$132,323	$316
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$8,238,775
Sales	$1,832,396

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Semi-Annual Shareholder Report
22

lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated International Strategic Value Dividend Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated International Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172362

40777 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010